14. PROPERTY, PLANT AND EQUIPMENT, NET (Details 3) - ha	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	9,719	9,700
Vineyards in development	1,905	1,620
Total planted vineyards	11,624	11,319
Land rotation	1,187	1,461
Fruit trees	3	3
Total agricultural area	12,814	12,783
Chile
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	8,251	8,193
Vineyards in development	1,667	1,525
Total planted vineyards	9,918	9,717
Land rotation	991	1,175
Fruit trees	0	0
Total agricultural area	10,909	10,892
Chile | Limarí
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	998	928
Vineyards in development	233	161
Total planted vineyards	1,231	1,089
Land rotation	163	223
Fruit trees	0	0
Total agricultural area	1,394	1,312
Chile | Casablanca
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	367	391
Vineyards in development	20	30
Total planted vineyards	387	421
Land rotation	0	0
Fruit trees	0	0
Total agricultural area	387	421
Chile | Aconcagua
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	97	97
Vineyards in development	0	0
Total planted vineyards	97	97
Land rotation	0	0
Fruit trees	0	0
Total agricultural area	97	97
Chile | Leyda
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	130	130
Vineyards in development	0	0
Total planted vineyards	130	130
Land rotation	0	0
Fruit trees	0	0
Total agricultural area	130	130
Chile | Maipo
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	652	771
Vineyards in development	60	73
Total planted vineyards	712	844
Land rotation	41	19
Fruit trees	0	0
Total agricultural area	753	863
Chile | Cachapoal
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	1,280	1,234
Vineyards in development	279	296
Total planted vineyards	1,559	1,530
Land rotation	45	70
Fruit trees	0	0
Total agricultural area	1,604	1,600
Chile | Colchagua
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	2,009	1,955
Vineyards in development	220	248
Total planted vineyards	2,229	2,202
Land rotation	70	102
Fruit trees	0	0
Total agricultural area	2,299	2,304
Chile | Curicó
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	654	633
Vineyards in development	29	61
Total planted vineyards	683	694
Land rotation	14	3
Fruit trees	0	0
Total agricultural area	697	697
Chile | Maule
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	2,064	2,054
Vineyards in development	692	656
Total planted vineyards	2,756	2,710
Land rotation	580	546
Fruit trees	0	0
Total agricultural area	3,336	3,256
Chile | Bío - Bío
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	0	0
Vineyards in development	134	0
Total planted vineyards	134	0
Land rotation	78	212
Fruit trees	0	0
Total agricultural area	212	212
Argentina
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	1,093	1,117
Vineyards in development	151	23
Total planted vineyards	1,244	1,140
Land rotation	195	285
Fruit trees	0	0
Total agricultural area	1,439	1,425
Argentina | Mendoza
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	1,093	1,117
Vineyards in development	151	23
Total planted vineyards	1,244	1,140
Land rotation	195	285
Fruit trees	0	0
Total agricultural area	1,439	1,425
USA
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	375	390
Vineyards in development	87	72
Total planted vineyards	462	462
Land rotation	1	1
Fruit trees	3	3
Total agricultural area	466	466
USA | Fetzer
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	375	390
Vineyards in development	87	72
Total planted vineyards	462	462
Land rotation	1	1
Fruit trees	3	3
Total agricultural area	466	466